SUBSEQUENT EVENT	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENT

Note 22 - SUBSEQUENT EVENT

The Company evaluated all events and transactions that occurred after March 31, 2026 up through the date financial statements on August 27, 2026, except as disclosed, there are no other material subsequent events to disclose in these unaudited condensed consolidated financial statements except for the ones disclosed below.

Investment to YATOP

On April 21, 2026, the Company entered into a share purchase agreement with certain shareholders of YATOP Group Limited (“YATOP”) to acquire an 18% equity interest in YATOP for total consideration of approximately $10.8 million, which was satisfied through the issuance of the Company’s Class A ordinary shares. The transaction was completed on May 7, 2026, and the Company issued 2,220,166 Class A ordinary shares to the selling shareholders as consideration for the acquisition.

At-the-Market Offering

On June 25, 2026, the Company entered into an At-The-Market Issuance Sales Agreement with Aegis Capital Corp. (the “Sales Agent”), pursuant to which the Company may offer and sell its Class A ordinary shares having an aggregate gross sales price of up to $6,355,771 from time to time through or to the Sales Agent in “at-the-market” offerings.

Strategic Investment Intent with RiverBit

On July 14, 2026, the Company signed a non-binding term sheet with RiverBit Holding Limited (“RiverBit”), pursuant to which the Company intends to acquire a 10% equity interest in RiverBit for an aggregate purchase consideration of up to $20,000,000, which may be satisfied through the issuance of Class A ordinary shares, cash, or a combination of both, subject to RiverBit achieving certain operating milestones and the execution of definitive agreements.

Share Consolidation

On July 30, 2026, the Company effected a 1-for-5 share consolidation of its Class A ordinary shares. As a result, the number of issued and outstanding Class A ordinary shares was reduced from 33,846,647 shares to approximately 6,769,330 shares.